Annual Operating Expenses - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF	Nov. 10, 2023
Operating Expenses:
Management fee	0.18%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.18%

[1]	AAdjusted to reflect current fees.